Income Tax (Details) - Schedule of income tax provision consists - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Income Tax Provision Consists Abstract
Current
Deferred	(320,314)	(398)
Current
Deferred
Change in valuation allowance	320,314	398
Income tax provision